Fixed Assets (Tables)	12 Months Ended
Dec. 31, 2017
Property, Plant and Equipment [Abstract]
Fixed Assets

	As of December 31,
	2016	2017	2017
	RMB	RMB	US$
	(In millions)
Computer equipment	15,193	18,354	2,821
Office building	3,247	4,003	615
Office building related facility, machinery and equipment	1,772	1,956	301
Vehicles	45	80	12
Office equipment	546	690	106
Leasehold improvements	316	341	52
Construction in progress	755	680	105

	21,874	26,104	4,012
Accumulated depreciation and impairment	(10,580)	(13,629)	(2,095)

	11,294	12,475	1,917